Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000006757 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	34.40%
C000006757 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000006757 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	37.00%
C000006757 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006757 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000006757 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006757 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006757 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006757 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006757 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.40%
C000006758 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	34.40%
C000006758 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000006758 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	37.00%
C000006758 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006758 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000006758 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006758 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006758 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006758 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006758 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.40%
C000006759 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	34.40%
C000006759 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000006759 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	37.00%
C000006759 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006759 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000006759 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006759 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006759 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006759 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006759 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.40%
C000092113 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	34.40%
C000092113 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000092113 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	37.00%
C000092113 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000092113 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000092113 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000092113 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000092113 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000092113 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000092113 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.40%
C000195152 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	34.40%
C000195152 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000195152 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	37.00%
C000195152 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000195152 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000195152 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000195152 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000195152 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000195152 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000195152 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.40%
C000006760 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006760 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.20%
C000006760 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000006760 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006760 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006760 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006760 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006760 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006760 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000006760 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006760 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%
C000006760 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006760 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
C000006760 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.50%
C000006765 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006765 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.20%
C000006765 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000006765 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006765 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006765 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006765 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006765 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006765 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000006765 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006765 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%
C000006765 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006765 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
C000006765 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.50%
C000006766 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006766 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.20%
C000006766 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000006766 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006766 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006766 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006766 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006766 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006766 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000006766 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006766 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%
C000006766 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006766 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
C000006766 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.50%
C000006767 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006767 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.20%
C000006767 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000006767 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006767 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006767 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006767 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006767 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006767 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000006767 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006767 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%
C000006767 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006767 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
C000006767 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.50%
C000006769 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006769 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.20%
C000006769 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000006769 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006769 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006769 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006769 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006769 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006769 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000006769 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006769 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%
C000006769 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006769 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
C000006769 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.50%
C000006771 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006771 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.20%
C000006771 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000006771 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006771 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006771 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006771 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006771 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006771 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000006771 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006771 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%
C000006771 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006771 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
C000006771 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.50%
C000006772 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006772 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.20%
C000006772 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000006772 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006772 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006772 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006772 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006772 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006772 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000006772 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006772 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%
C000006772 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006772 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
C000006772 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.50%
C000006761 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006761 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.20%
C000006761 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000006761 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006761 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006761 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006761 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006761 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006761 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000006761 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006761 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%
C000006761 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006761 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
C000006761 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.50%
C000034443 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000034443 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.20%
C000034443 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000034443 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000034443 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000034443 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000034443 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000034443 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000034443 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000034443 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000034443 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%
C000034443 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000034443 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
C000034443 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.50%
C000006716 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006716 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	50.00%
C000006716 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	32.10%
C000006716 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006716 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006716 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006716 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006716 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006716 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006716 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006716 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006716 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.20%
C000006711 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006711 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	50.00%
C000006711 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	32.10%
C000006711 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006711 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006711 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006711 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006711 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006711 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006711 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006711 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006711 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.20%
C000119776 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000119776 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	31.90%
C000119776 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.60%
C000119776 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000119776 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000119776 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000119776 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000119776 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000119776 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.20%
C000119776 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000119776 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000119776 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.20%
C000006717 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006717 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	50.00%
C000006717 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	32.10%
C000006717 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006717 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006717 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006717 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006717 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006717 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006717 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006717 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006717 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.20%
C000006718 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006718 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	50.00%
C000006718 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	32.10%
C000006718 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006718 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006718 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006718 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006718 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006718 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006718 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006718 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006718 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.20%
C000006720 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006720 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	50.00%
C000006720 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	32.10%
C000006720 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006720 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006720 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006720 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006720 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006720 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006720 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006720 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006720 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.20%
C000006722 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006722 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	50.00%
C000006722 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	32.10%
C000006722 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006722 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006722 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006722 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006722 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006722 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006722 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006722 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006722 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.20%
C000006723 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006723 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	50.00%
C000006723 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	32.10%
C000006723 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006723 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006723 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006723 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006723 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006723 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006723 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006723 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006723 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.20%
C000006712 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006712 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	50.00%
C000006712 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	32.10%
C000006712 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006712 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006712 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006712 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006712 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006712 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006712 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006712 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006712 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.20%
C000070424 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000070424 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	50.00%
C000070424 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	32.10%
C000070424 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000070424 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000070424 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000070424 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000070424 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000070424 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000070424 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000070424 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000070424 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.20%
C000006745 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000006745 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	31.90%
C000006745 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.60%
C000006745 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006745 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006745 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000006745 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000006745 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006745 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.20%
C000006745 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000006745 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000006745 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.20%
C000006750 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000006750 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	31.90%
C000006750 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.60%
C000006750 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006750 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006750 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000006750 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000006750 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006750 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.20%
C000006750 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000006750 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000006750 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.20%
C000006751 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000006751 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	31.90%
C000006751 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.60%
C000006751 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006751 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006751 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000006751 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000006751 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006751 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.20%
C000006751 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000006751 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000006751 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.20%
C000006744 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000006744 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	31.90%
C000006744 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.60%
C000006744 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006744 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006744 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000006744 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000006744 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006744 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.20%
C000006744 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000006744 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000006744 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.20%
C000006753 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000006753 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	31.90%
C000006753 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.60%
C000006753 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006753 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006753 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000006753 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000006753 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006753 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.20%
C000006753 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000006753 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000006753 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.20%
C000006755 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000006755 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	31.90%
C000006755 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.60%
C000006755 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006755 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006755 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000006755 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000006755 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006755 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.20%
C000006755 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000006755 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000006755 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.20%
C000006756 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000006756 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	31.90%
C000006756 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.60%
C000006756 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006756 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006756 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000006756 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000006756 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006756 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.20%
C000006756 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000006756 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000006756 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.20%
C000006746 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000006746 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	31.90%
C000006746 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.60%
C000006746 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006746 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006746 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000006746 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000006746 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006746 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.20%
C000006746 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000006746 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000006746 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.20%